Cost of Sale - Summary of Cost of Sale (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of cost of sales [line items]
Increase in amortisation and depreciation	$ 748.1	$ 671.4	[1]	$ 591.5	[1]
Increase in amortisation	5.7
Cerro corona [member]
Disclosure of cost of sales [line items]
Increase in amortisation and depreciation	24.5
Australia [member]
Disclosure of cost of sales [line items]
Increase in amortisation and depreciation	298.1	$ 273.6		$ 233.4
Increase in amortisation	$ 5.7

[1]	As Restated - Refer note 40 for further details.